Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8 - Commitments and Contingencies

Management Incentive Compensation Plan

On July 27, 2016, the Company adopted its Management Incentive Compensation Plan (the “Incentive Plan”). The Incentive Plan provides that each quarter that the Company meets certain gross EBITDA thresholds, participants will be eligible to receive quarterly bonuses. The Incentive Plan is effective through September 2018. The Incentive Plan provides for minimum bonus eligibility thresholds set at quarterly gross EBITDA levels that ensure that the Company will remain cash-flow positive and in compliance with all debt covenants over the term after payment of bonuses. If the Company does not meet the minimum EBITDA threshold in a given quarter, no bonus is payable under the Incentive Plan for that quarter. Bonuses will be subject to adjustment in the event the Company’s year-end audit results in restatement of a prior quarter’s EBITDA. For the three and nine months ended September 30, 2017, a total of $180,000 was earned under the Incentive Plan. As of September 30, 2017 and December 31, 2016, $90,000 and $52,000 is included in accrued expenses.

Legal Proceedings

From time to time, the Company is a party to or otherwise involved in legal proceedings arising in the normal and ordinary course of business. As of the date of this report, the Company is not aware of any proceeding, threatened or pending, against the Company which, if determined adversely, would have a material effect on its business, results of operations, cash flows or financial position.

Operating Leases

The Company leases space for operations, sales, customer support and corporate purposes under a lease agreement that expires in August 2018. The Company also leases space for its warehouse and office under a lease that expires in September 2021. The leases contain provisions requiring the Company to pay maintenance, property taxes and insurance and require scheduled rent increases. Rent expense is recognized on a straight-line basis over the terms of the leases.

Rent expense, amounting to $86,000 and $63,000 for the three months ended September 30, 2017 and 2016, respectively, and $260,000 and $149,000 for the nine months ended September 30, 2017 and 2016, respectively, is included in general and administrative expense in the accompanying condensed consolidated statements of operations.

Note 9 - Commitments and Contingencies

Management Incentive Compensation Plan

On July 27, 2016, the Company adopted its Management Incentive Compensation Plan (the “Incentive Plan”). The Incentive Plan provides that each quarter that the Company meets certain gross EBITDA thresholds, participants will be eligible to receive quarterly bonuses. The Incentive Plan is effective through September 2018. The Incentive Plan provides for minimum bonus eligibility thresholds set at quarterly gross EBITDA levels that ensure that the Company will remain cash-flow positive and in compliance with all debt covenants over the term after payment of bonuses. If the Company does not meet the minimum EBITDA threshold in a given quarter, no bonus is payable under the Incentive Plan for that quarter. Bonuses will be subject to adjustment in the event the Company’s year-end audit results in restatement of a prior quarter’s EBITDA. As of December 31, 2016, a total of $104,183 was earned under the Incentive Plan, of which $52,092 has been paid and $52,091 is included in accrued expenses.

Private Sale of Common Stock

On December 22, 2016, Brian Tepfer and Scott Tepfer each sold 500,000 shares of the Company’s common stock at $1.00 per share to an investment fund (the “Purchaser”) and each issued to the Purchaser a five-year option to purchase an additional 500,000 shares of the Company’s common stock at $1.00 per share. The securities were sold in a private transaction which was initiated by an investment fund that has investment power on behalf of the Purchaser. As an inducement to the Purchaser, the Company granted demand and piggy back registration rights to the Purchaser and another shareholder of the Company over which the investment fund exercises investment power. If the registration rights are exercised, the two investment funds will pay the legal and other expenses of the Company.

Legal Proceedings

From time to time, the Company is a party to or otherwise involved in legal proceedings arising in the normal and ordinary course of business. As of the date of this report, the Company is not aware of any proceeding, threatened or pending, against the Company which, if determined adversely, would have a material effect on its business, results of operations, cash flows or financial position.

Operating Leases

The Company leases space for operations, sales, customer support and corporate purposes under a lease agreement that expires in August 2018. The Company also leases space for its warehouse and office under a lease that expires in September 2021. The leases contain provisions requiring the Company to pay maintenance, property taxes and insurance and require scheduled rent increases. Rent expense is recognized on a straight-line basis over the terms of the leases.

Rent expense, amounting to $235,000 and $100,000 for the years ended December 31, 2016 and 2015, respectively, is included in general and administrative expense in the consolidated statements of operations.

Future annual minimum payments due under the leases are summarized as follows:

Year ended December 31,
2017	$323,000
2018	304,000
2019	225,000
2020	232,000
2021	177,000
$1,261,000